CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total Shareholders' Equity	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interests	Total
BALANCE at Dec. 31, 2014	$ 3,110,871	$ 1,486		$ (484,212)	$ 3,593,597	$ 112,959	$ 3,223,830
BALANCE (in shares) at Dec. 31, 2014		148,634,000
Increase (Decrease) in Shareholders' Equity
Net earnings	412,512				412,512	62,494	475,006
Other comprehensive income (loss)	51,437			51,437		(1,267)	50,170
Dividends ($0.84, $0.84 and $0.84 per share for the years ended December 31, 2017, 2016 and 2015, respectively)	(122,609)				(122,609)		(122,609)
Distributions to noncontrolling interests						(58,986)	(58,986)
Capital contributions by noncontrolling interests						5,254	5,254
Other noncontrolling interest transactions	334		$ 334			(4,302)	(3,968)
Stock-based plan activity	54,661	$ 5	54,656				54,661
Stock-based plan activity (in shares)		321,000
Repurchase of common stock	(509,658)	$ (101)	(54,789)		(454,768)		$ (509,658)
Repurchase of common stock (in shares)		(10,105,000)					(10,104,988)
Debt conversions	(201)		(201)				$ (201)
Stock issued in connection with conversion of debt (in shares)		168,000
BALANCE at Dec. 31, 2015	2,997,347	$ 1,390		(432,775)	3,428,732	116,152	3,113,499
BALANCE (in shares) at Dec. 31, 2015		139,018,000
Increase (Decrease) in Shareholders' Equity
Net earnings	281,401				281,401	46,048	327,449
Other comprehensive income (loss)	(63,894)			(63,894)		(42)	(63,936)
Dividends ($0.84, $0.84 and $0.84 per share for the years ended December 31, 2017, 2016 and 2015, respectively)	(117,995)		270		(118,265)		(117,995)
Distributions to noncontrolling interests						(57,904)	(57,904)
Capital contributions by noncontrolling interests						9,072	9,072
Other noncontrolling interest transactions	852		852			4,314	5,166
Stock-based plan activity	37,198	$ 5	37,193				37,198
Stock-based plan activity (in shares)		443,000
Repurchase of common stock	(9,718)	$ (2)	2		(9,718)		$ (9,718)
Repurchase of common stock (in shares)		(203,000)					(202,650)
BALANCE at Dec. 31, 2016	3,125,191	$ 1,393	38,317	(496,669)	3,582,150	117,640	$ 3,242,831
BALANCE (in shares) at Dec. 31, 2016		139,258,000
Increase (Decrease) in Shareholders' Equity
Net earnings	191,377				191,377	73,092	264,469
Other comprehensive income (loss)	94,427			94,427		(796)	93,631
Dividends ($0.84, $0.84 and $0.84 per share for the years ended December 31, 2017, 2016 and 2015, respectively)	(118,222)		374		(118,596)		(118,222)
Distributions to noncontrolling interests						(47,215)	(47,215)
Capital contributions by noncontrolling interests						6,397	6,397
Other noncontrolling interest transactions	1,610		1,610			971	2,581
Stock-based plan activity	47,927	$ 6	47,921				47,927
Stock-based plan activity (in shares)		660,000
BALANCE at Dec. 31, 2017	$ 3,342,310	$ 1,399	$ 88,222	$ (402,242)	$ 3,654,931	$ 150,089	$ 3,492,399
BALANCE (in shares) at Dec. 31, 2017		139,918,000